Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consisted of the following (in thousands):

	December 31,
	2017	2016
Revolving credit facility due November 2020	$—	$118,000
Term loan facility due November 2017	—	232,750
8.125% senior notes due May 2025	375,000	—
Other, interest at various rates, collateralized by equipment and other assets	722	583
Unamortized deferred financing costs of 8.125% senior notes	(7,250)	—
Unamortized deferred financing costs of term loan facility	—	(2,363)
Long-term debt	$368,472	$348,970

Schedule of Contractual Maturities of Long-Term Debt
Contractual maturities of long-term debt (excluding interest to be accrued thereon) at December 31, 2017 are as follows (in thousands):

December 31, 2017
2018	$—
2019	449
2020	273
2021	—
2022	—
Thereafter	375,000
Total debt (1)	$375,722

(1)	This amount includes the full face value of the 2017 Notes and does not include unamortized debt financing costs of $7.3 million as of December 31, 2017.